SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Interest paid	$136	$76	$203	$127
Income taxes paid	$32	$34	$242	$145
Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed and consolidated statements of cash flows. Interest paid is net of debt related hedges.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the unaudited interim condensed and consolidated statements of cash flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed and consolidated statements of cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Accounts receivable	$(25)	$(16)	$(44)	$(56)
Accounts payable and other	85	32	39	(5)
Changes in non-cash working capital, net	$60	$16	$(5)	$(61)